Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type, consistent with our classification of how we manage, monitor, and measure the portfolio. Our securities are reported in our Consolidated Balance Sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income, net of deferred income taxes, in our Consolidated Balance Sheets.
The net holding period gains (losses) reported below represent the inception-to-date changes in fair value. The changes in the net holding period gains (losses) between periods for the hybrid securities and, beginning in 2018, equity securities are recorded as a component of net realized gains (losses) on securities in our Consolidated Statements of Comprehensive Income. Prior to 2018, the change in fair value of our equity securities was part of accumulated other comprehensive income (see Note 1 – Reporting and Accounting Policies for further discussion). For comparative purposes, the change in fair value of the hybrid securities that was recognized in 2017 and 2016 was reclassified out of "net realized gains (losses) on security sales" and into "net holding period gains (losses) on securities" to conform to the current year presentation.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2018
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$9,897.4	$71.2	$(52.1)	$0	$9,916.5	29.5%
State and local government obligations	1,654.6	7.3	(12.8)	0	1,649.1	4.9
Corporate debt securities	8,808.5	13.6	(125.3)	(2.5)	8,694.3	25.9
Residential mortgage-backed securities	733.5	6.0	(5.1)	0	734.4	2.2
Commercial mortgage-backed securities	3,332.8	7.8	(39.0)	0	3,301.6	9.8
Other asset-backed securities	3,585.4	3.6	(11.8)	0.1	3,577.3	10.7
Redeemable preferred stocks	243.7	5.9	(3.5)	(7.8)	238.3	0.7
Total fixed maturities	28,255.9	115.4	(249.6)	(10.2)	28,111.5	83.7
Short-term investments	1,795.9	0	0	0	1,795.9	5.4
Total available-for-sale securities	30,051.8	115.4	(249.6)	(10.2)	29,907.4	89.1
Equity securities:
Nonredeemable preferred stocks	1,002.6	0	0	31.3	1,033.9	3.1
Common equities	1,148.9	0	0	1,477.2	2,626.1	7.8
Total equity securities	2,151.5	0	0	1,508.5	3,660.0	10.9
Total portfolio[1,2]	$32,203.3	$115.4	$(249.6)	$1,498.3	$33,567.4	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2017
Fixed maturities:
U.S. government obligations	$6,688.8	$1.1	$(44.0)	$0	$6,645.9	24.4%
State and local government obligations	2,285.6	20.7	(9.3)	0.1	2,297.1	8.4
Corporate debt securities	4,997.2	14.8	(14.4)	0.1	4,997.7	18.3
Residential mortgage-backed securities	828.8	11.3	(3.4)	0	836.7	3.1
Commercial mortgage-backed securities	2,760.1	11.8	(13.3)	0	2,758.6	10.1
Other asset-backed securities	2,454.5	4.5	(4.5)	0.2	2,454.7	9.0
Redeemable preferred stocks	194.9	17.8	(1.5)	(0.2)	211.0	0.8
Total fixed maturities	20,209.9	82.0	(90.4)	0.2	20,201.7	74.1
Short-term investments	2,869.4	0	0	0	2,869.4	10.5
Total fixed maturities and short-term	23,079.3	82.0	(90.4)	0.2	23,071.1	84.6
Equity securities:
Nonredeemable preferred stocks	698.6	114.0	(8.8)	0	803.8	2.9
Common equities	1,499.0	1,901.0	(0.2)	0	3,399.8	12.5
Total equity securities	2,197.6	2,015.0	(9.0)	0	4,203.6	15.4
Total available-for-sale portfolio[1,2]	$25,276.9	$2,097.0	$(99.4)	$0.2	$27,274.7	100.0%

[1] Our portfolio reflects the effect of unsettled security transactions; at December 31, 2018, $5.9 million was included in “other liabilities,” compared to $5.8 million in “other assets” at December 31, 2017.
[2] The total fair value of the portfolio at December 31, 2018 and 2017 included $2.9 billion and $1.6 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities
Included in our fixed maturities are hybrid securities, which are reported at fair value at December 31:

(millions)	2018	2017
Fixed Maturities:
State and local government obligations	$3.6	$6.1
Corporate debt securities	158.9	99.8
Other asset-backed securities	4.5	6.7
Redeemable preferred stocks	77.7	30.3
Total hybrid securities	$244.7	$142.9

Composition of Fixed Maturities by Maturity
 The composition of fixed maturities by maturity at December 31, 2018, was:

(millions)	Cost	Fair Value
Less than one year	$4,880.1	$4,867.0
One to five years	17,719.4	17,652.0
Five to ten years	5,581.3	5,517.5
Ten years or greater	75.1	75.0
Total	$28,255.9	$28,111.5

Gross Unrealized Losses by Major Security
The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2018
Fixed maturities:
U.S. government obligations	51	$4,438.0	$(52.1)	2	$126.6	$(0.1)	49	$4,311.4	$(52.0)
State and local government obligations	299	972.4	(12.8)	49	192.7	(0.3)	250	779.7	(12.5)
Corporate debt securities	368	6,723.3	(125.3)	133	2,613.3	(33.4)	235	4,110.0	(91.9)
Residential mortgage-backed securities	228	450.2	(5.1)	32	248.8	(0.8)	196	201.4	(4.3)
Commercial mortgage-backed securities	140	2,328.5	(39.0)	48	741.2	(8.9)	92	1,587.3	(30.1)
Other asset-backed securities	203	2,691.3	(11.8)	84	1,551.7	(3.2)	119	1,139.6	(8.6)
Redeemable preferred stocks	3	48.5	(3.5)	1	18.9	(0.6)	2	29.6	(2.9)
Total fixed maturities	1,292	$17,652.2	$(249.6)	349	$5,493.2	$(47.3)	943	$12,159.0	$(202.3)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2017
Fixed maturities:
U.S. government obligations	58	$5,817.0	$(44.0)	41	$4,869.3	$(34.6)	17	$947.7	$(9.4)
State and local government obligations	358	1,200.3	(9.3)	230	737.6	(4.4)	128	462.7	(4.9)
Corporate debt securities	222	2,979.4	(14.4)	171	2,072.9	(9.1)	51	906.5	(5.3)
Residential mortgage-backed securities	201	300.9	(3.4)	30	75.1	(0.2)	171	225.8	(3.2)
Commercial mortgage-backed securities	105	1,682.3	(13.3)	63	1,221.2	(5.9)	42	461.1	(7.4)
Other asset-backed securities	197	1,837.3	(4.5)	134	1,377.8	(3.3)	63	459.5	(1.2)
Redeemable preferred stocks	2	21.8	(1.5)	1	10.8	(0.1)	1	11.0	(1.4)
Total fixed maturities	1,143	13,839.0	(90.4)	670	10,364.7	(57.6)	473	3,474.3	(32.8)
Equity securities:
Nonredeemable preferred stocks	4	127.8	(8.8)	1	56.5	(0.5)	3	71.3	(8.3)
Common equities	19	13.4	(0.2)	18	13.4	(0.2)	1	0	0
Total equity securities	23	141.2	(9.0)	19	69.9	(0.7)	4	71.3	(8.3)
Total portfolio	1,166	$13,980.2	$(99.4)	689	$10,434.6	$(58.3)	477	$3,545.6	$(41.1)

Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Original Non-Credit Loss at the Time Credit Impairment
The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined (i.e., unadjusted for valuation changes subsequent to the original write-down):

	December 31,
(millions)	2018	2017
Fixed maturities:
Residential mortgage-backed securities	$(19.7)	$(19.7)
Commercial mortgage-backed securities	(0.1)	(0.3)
Total fixed maturities	$(19.8)	$(20.0)

OTTI Credit Losses Recognized in Earnings
The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2018, 2017, and 2016, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Total at December 31, 2017	$0	$0.5	$0.5
Credit losses for which an OTTI was not previously recognized	0	0	0
Reductions for securities sold/matured	0	0	0
Change in recoveries of future cash flows expected to be collected[1]	0	0	0
Total at December 31, 2018	$0	$0.5	$0.5

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Total at December 31, 2016	$11.1	$0.4	$11.5
Credit losses for which an OTTI was not previously recognized	0	0.4	0.4
Reductions for securities sold/matured	(10.9)	(0.3)	(11.2)
Change in recoveries of future cash flows expected to be collected[1]	(0.2)	0	(0.2)
Total at December 31, 2017	$0	$0.5	$0.5

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Total at December 31, 2015	$12.4	$0.4	$12.8
Credit losses for which an OTTI was not previously recognized	0	0	0
Reductions for securities sold/matured	0	0	0
Change in recoveries of future cash flows expected to be collected[1]	(1.3)	0	(1.3)
Total at December 31, 2016	$11.1	$0.4	$11.5
[1] Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

Components of Net Realized Gains (Losses)
The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2018	2017	2016
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$6.7	$6.2	$24.6
State and local government obligations	9.5	10.5	16.0
Corporate and other debt securities	2.4	20.3	43.3
Residential mortgage-backed securities	0	23.8	2.5
Commercial mortgage-backed securities	2.0	4.9	13.3
Other asset-backed securities	0.1	0.3	0
Redeemable preferred stocks	4.5	8.5	20.9
Short-term investments	0	0	0.1
Total available-for-sale securities	25.2	74.5	120.7
Equity securities:
Nonredeemable preferred stocks	4.1	58.4	11.9
Common equities	286.6	43.0	61.3
Total equity securities	290.7	101.4	73.2
Subtotal gross realized gains on security sales	315.9	175.9	193.9
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(98.7)	(28.7)	(2.4)
State and local government obligations	(2.9)	(0.1)	(1.6)
Corporate and other debt securities	(10.4)	(5.1)	(2.5)
Residential mortgage-backed securities	(0.1)	(0.4)	(0.2)
Commercial mortgage-backed securities	(6.3)	(5.3)	(5.6)
Other asset-backed securities	(1.1)	(0.4)	0
Redeemable preferred stocks	(0.1)	(6.4)	(6.6)
Short-term investments	0	(0.2)	(0.1)
Total available-for-sale securities	(119.6)	(46.6)	(19.0)
Equity securities:
Nonredeemable preferred stocks	(3.9)	(5.9)	(5.3)
Common equities	(21.7)	(12.2)	(15.7)
Total equity securities	(25.6)	(18.1)	(21.0)
Subtotal gross realized losses on security sales	(145.2)	(64.7)	(40.0)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	(92.0)	(22.5)	22.2
State and local government obligations	6.6	10.4	14.4
Corporate and other debt securities	(8.0)	15.2	40.8
Residential mortgage-backed securities	(0.1)	23.4	2.3
Commercial mortgage-backed securities	(4.3)	(0.4)	7.7
Other asset-backed securities	(1.0)	(0.1)	0
Redeemable preferred stocks	4.4	2.1	14.3
Short-term investments	0	(0.2)	0
Total available-for-sale securities	(94.4)	27.9	101.7
Equity securities:
Nonredeemable preferred stocks	0.2	52.5	6.6
Common equities	264.9	30.8	45.6
Total equity securities	265.1	83.3	52.2
Litigation settlements and other gains (losses)	0	1.2	0.4
Subtotal net realized gains (losses) on security sales	170.7	112.4	154.3
Net holding period gains (losses)
Hybrid securities	(10.4)	(1.6)	2.1
Equity securities	(497.5)	0	0
Derivatives	0	0	(20.0)
Subtotal net holding period gains (losses)	(507.9)	(1.6)	(17.9)
Other-than-temporary impairment losses
Fixed maturities:
Commercial mortgage-backed securities	0	(0.4)	0
Redeemable preferred stocks	0	0	(25.3)
Total fixed maturities	0	(0.4)	(25.3)
Equity securities:
Common equities	0	(11.2)	(0.3)
Subtotal investment other-than-temporary impairment losses	0	(11.6)	(25.6)
Other asset impairment	(68.3)	(49.6)	(59.7)
Subtotal other-than-temporary impairment losses	(68.3)	(61.2)	(85.3)
Total net realized gains (losses) on securities	$(405.5)	$49.6	$51.1

Components of Equity Realized Gains (Losses)
The following table reflects our holding period realized gains (losses) on equity securities recognized for the year ended December 31, 2018 for equity securities held at year end:

(millions)	2018
Total net gains (losses) recognized during the period on equity securities	$(232.4)
Less: Net gains (losses) recognized on equity securities sold during the period	265.1
Net holding period gains (losses) recognized during the period on equity securities held at period end	$(497.5)
Note: Comparative disclosure for the prior year period is not meaningful.

Components of Net Investment Income
The components of net investment income for the years ended December 31, were:

(millions)	2018	2017	2016
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$196.8	$72.7	$18.2
State and local government obligations	37.7	51.5	52.3
Foreign government obligations	0	0.3	0.4
Corporate debt securities	217.9	125.2	110.7
Residential mortgage-backed securities	27.6	34.7	47.3
Commercial mortgage-backed securities	93.9	79.6	81.6
Other asset-backed securities	75.7	47.1	28.0
Redeemable preferred stocks	12.3	11.8	14.9
Total fixed maturities	661.9	422.9	353.4
Short-term investments	52.9	37.8	19.7
Total available-for-sale securities	714.8	460.7	373.1
Equity securities:
Nonredeemable preferred stocks	45.9	44.1	48.6
Common equities	59.8	58.3	57.2
Total equity securities	105.7	102.4	105.8
Investment income	820.5	563.1	478.9
Investment expenses	(24.3)	(23.9)	(22.4)
Net investment income	$796.2	$539.2	$456.5